Income Taxes - Effective Income Taxes Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes computed at Federal statutory rate							$ (1,538)		$ (2,157)
Foreign operations subject to different income tax rates							(1,269)		(297)
State income tax							(1,203)		650
Changes in valuation allowance							23,579		11,041
Total provision (benefit) for income taxes	$ 3,200	$ 6,300	$ 13,300	$ 16,700	$ 34,200	$ 14,300	$ 12,738	$ 17,300	$ 1,469
LIONS GATE ENTERTAINMENT CORP [Member]
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes computed at Federal statutory rate					(248,100)	(419,500)		(37,200)
Foreign affiliate dividends					(27,300)	(35,400)		(35,200)
Foreign operations subject to different income tax rates					41,200	48,200		50,000
State income tax					(9,600)	(500)		8,100
Nondeductible goodwill impairment					101,900	304,300		0
Remeasurements of originating deferred tax assets and liabilities					(78,300)	13,600		(1,300)
Permanent differences					1,000	2,300		800
Nondeductible share based compensation					2,500	2,300		(3,300)
Nondeductible officers compensation					7,700	9,800		5,600
Non-controlling interest in partnerships					18,600	1,800		3,700
Uncertain tax benefits					(70,000)	5,300		3,600
Other					(900)	1,900		1,200
Changes in valuation allowance					196,300	87,200		32,400
Total provision (benefit) for income taxes	$ 4,000	$ 4,700	$ 16,000	$ 12,500	$ (65,000)	$ 21,300		$ 28,400